Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000023127
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class A
Trading Symbol	AFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%

Fund Statistics

Net Assets	$92,494,998
Number of Portfolio Holdings	179
Advisory Fee (net of waivers)	$297,274
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.8%
Utilities	1.5%
Real Estate	1.6%
Communications	2.6%
Consumer Staples	3.3%
Materials	4.1%
Health Care	6.6%
Consumer Discretionary	10.9%
Financials	15.6%
Technology	25.8%
Industrials	26.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 92,494,998
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 297,274
InvestmentCompanyPortfolioTurnover	24.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023126
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class L
Trading Symbol	APITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$103	2.07%

Fund Statistics

Net Assets	$92,494,998
Number of Portfolio Holdings	179
Advisory Fee (net of waivers)	$297,274
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.8%
Utilities	1.5%
Real Estate	1.6%
Communications	2.6%
Consumer Staples	3.3%
Materials	4.1%
Health Care	6.6%
Consumer Discretionary	10.9%
Financials	15.6%
Technology	25.8%
Industrials	26.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.07%
AssetsNet	$ 92,494,998
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 297,274
InvestmentCompanyPortfolioTurnover	24.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127241
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Institutional Class
Trading Symbol	APGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.07%

Fund Statistics

Net Assets	$92,494,998
Number of Portfolio Holdings	179
Advisory Fee (net of waivers)	$297,274
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.8%
Utilities	1.5%
Real Estate	1.6%
Communications	2.6%
Consumer Staples	3.3%
Materials	4.1%
Health Care	6.6%
Consumer Discretionary	10.9%
Financials	15.6%
Technology	25.8%
Industrials	26.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 92,494,998
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 297,274
InvestmentCompanyPortfolioTurnover	24.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023136
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	APIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 353,325,970
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 705,190
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169022
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	AFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
AssetsNet	$ 353,325,970
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 705,190
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023135
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class L
Trading Symbol	AFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
AssetsNet	$ 353,325,970
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 705,190
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000085545
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	APIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 353,325,970
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 705,190
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023132
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class A
Trading Symbol	APIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 182,247,892
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 456,122
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,247,892
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$456,122
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	7.0%
Collateralized Loan Obligations	4.1%
Corporate Bonds	41.3%
U.S. Government & Agencies	47.6%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023131
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class L
Trading Symbol	AFMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$72	1.44%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
AssetsNet	$ 182,247,892
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 456,122
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,247,892
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$456,122
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	7.0%
Collateralized Loan Obligations	4.1%
Corporate Bonds	41.3%
U.S. Government & Agencies	47.6%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127242
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	APIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 182,247,892
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 456,122
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,247,892
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$456,122
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	7.0%
Collateralized Loan Obligations	4.1%
Corporate Bonds	41.3%
U.S. Government & Agencies	47.6%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169010
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class A
Trading Symbol	YOVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 30,264,602
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 60,383
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,264,602
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$60,383
Portfolio Turnover	51%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Energy	1.7%
Communications	1.7%
Materials	4.2%
Health Care	7.2%
Consumer Staples	8.4%
Consumer Discretionary	15.2%
Industrials	17.7%
Financials	21.5%
Technology	22.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169012
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class L
Trading Symbol	YOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$118	2.36%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.36%
AssetsNet	$ 30,264,602
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 60,383
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,264,602
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$60,383
Portfolio Turnover	51%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Energy	1.7%
Communications	1.7%
Materials	4.2%
Health Care	7.2%
Consumer Staples	8.4%
Consumer Discretionary	15.2%
Industrials	17.7%
Financials	21.5%
Technology	22.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169013
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Institutional Class
Trading Symbol	YOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 30,264,602
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 60,383
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,264,602
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$60,383
Portfolio Turnover	51%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Energy	1.7%
Communications	1.7%
Materials	4.2%
Health Care	7.2%
Consumer Staples	8.4%
Consumer Discretionary	15.2%
Industrials	17.7%
Financials	21.5%
Technology	22.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/